Pensions and other post retirement benefits - Amounts recognised in the income statement and statement of other comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Included within operating costs
Administration costs	£ 16	£ 14	£ 16
Included within payroll costs
Current service cost	178	193	193
Past service cost – augmentations	0	5	1
Past service credit – redundancies	0	(7)	(1)
Special termination benefit cost – redundancies	2	55	9
Past service cost – plan amendments	0	34	0
Total included within payroll costs	180	280	202
Included within finance income and costs
Net interest cost	23	22	65
Total included in income statement	219	316	283
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(724)	68	1,313
Exchange adjustments	(97)	(101)	175
Total included in the statement of other comprehensive income	(821)	(33)	1,488
UK | Pensions
Included within operating costs
Administration costs	9	6	6
Included within payroll costs
Current service cost	33	41	49
Past service cost – augmentations	0	5	1
Past service credit – redundancies	0	(7)	(1)
Special termination benefit cost – redundancies	2	55	9
Past service cost – plan amendments	0	34	0
Total included within payroll costs	35	128	58
Included within finance income and costs
Net interest cost	(31)	(31)	3
Total included in income statement	13	103	67
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	143	57	1,177
Exchange adjustments	0	0	0
Total included in the statement of other comprehensive income	143	57	1,177
US | Pensions
Included within operating costs
Administration costs	6	7	9
Included within payroll costs
Current service cost	100	104	98
Past service cost – augmentations	0	0	0
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – plan amendments	0	0	0
Total included within payroll costs	100	104	98
Included within finance income and costs
Net interest cost	21	21	27
Total included in income statement	127	132	134
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(588)	(14)	27
Exchange adjustments	(42)	(42)	75
Total included in the statement of other comprehensive income	(630)	(56)	102
US | Other post-retirement benefits
Included within operating costs
Administration costs	1	1	1
Included within payroll costs
Current service cost	45	48	46
Past service cost – augmentations	0	0	0
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – plan amendments	0	0	0
Total included within payroll costs	45	48	46
Included within finance income and costs
Net interest cost	33	32	35
Total included in income statement	79	81	82
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(279)	25	109
Exchange adjustments	(55)	(59)	100
Total included in the statement of other comprehensive income	(334)	£ (34)	£ 209
NG UKPS | Pensions
Included within finance income and costs
Actuarial loss arising from buy-in arrangement	700
National Grid UK Pension Scheme - Section A
Included within finance income and costs
Cost of equalising for impact of guaranteed minimum pension	17
National Grid UK Pension Scheme - Section B
Included within finance income and costs
Cost of equalising for impact of guaranteed minimum pension	12
NGEG of ESPS
Included within finance income and costs
Cost of equalising for impact of guaranteed minimum pension	£ 5